UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ospraie Management, LLC
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Address:   320 Park Avenue, 27th Floor
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           New York, New York  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-11391
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Fischer
           --------------------------------------------------
Title:     General Counsel
           --------------------------------------------------
Phone:     212-602-5000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Fischer               New York, New York        2/14/07
       ------------------------   -----------------------------   ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        37
                                               -------------

Form 13F Information Table Value Total:        $942,447
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        1.  Ospraie Advisors, L.P.




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                                                           VALUE     SHRS OR SH/   PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT PRN   CALL DISCRETION  MANAGERS    SOLE     SHARED NONE
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
------------------------------------------------------------------------------------------------------------------------------------

APEX SILVER MINES LTD                 ORD       G04074103   1,589    100,000   SH         SOLE              100,000
AUGUSTA RES CORP                    COM NEW     050912203  12,072  5,627,021   SH         SOLE            5,627,021
AUGUSTA RES CORP                    COM NEW     050912203   1,942    905,279   SH        SHARED                        905,279
BP PLC                           SPONSORED ADR  055622104  15,098    225,000   SH         SOLE              225,000
CARNIVAL CORP                     PAIRED CTF    143658300  51,503  1,050,000   SH         SOLE            1,050,000
CELANESE CORP DEL                  COM SER A    150870103  59,392  2,294,900   SH         SOLE            2,294,900
CHEMTURA CORP                         COM       163893100  46,662  4,845,500   SH         SOLE            4,845,500
CHESAPEAKE ENERGY CORP                COM       165167107  05,388  3,627,800   SH         SOLE            3,627,800
CHESAPEAKE UTILS CORP                 COM       165303108   1,021     33,300   SH         SOLE               33,300
CHOICEPOINT INC                       COM       170388102  49,292  1,251,700   SH         SOLE            1,251,700
COLD SPRING CAP INC                   UNIT
                                   99/99/9999   192865202   9,916  1,666,600   SH         SOLE            1,666,600
COMPLETE PRODUCTION SERVICES          COM       20453E109   1,802     85,000   SH         SOLE               85,000
CONSOL ENERGY INC                     COM       20854P109   6,426    200,000   SH         SOLE              200,000
DEERE & CO                            COM       244199105  31,221    328,400   SH         SOLE              328,400
DENBURY RES INC                     COM NEW     247916208   2,457     88,400   SH         SOLE               88,400
ENDEAVOUR INTL CORP                   COM       29259G101   2,290  1,000,000   SH         SOLE            1,000,000
GASTAR EXPL LTD                       COM       367299104  15,198  7,068,893   SH         SOLE            7,068,893
GASTAR EXPL LTD                       COM       367299104  11,264  5,239,207   SH        SHARED                      5,239,207
GENERAL MLS INC                       PUT       370334104  23,040    400,000   SH  PUT    SOLE              400,000

GLOBAL LOGISTICS ACQUISITION          UNIT
                                   99/99/9999   379414204  10,375  1,250,000   SH         SOLE            1,250,000
GRUPO AEROPORTUARIO CTR NORT       SPON ADR     400501102  28,703  1,289,421   SH         SOLE            1,289,421
GRUPO AEROPORTUARIO DEL PAC       SPON ADR B    400506101  14,218    362,800   SH         SOLE              362,800
INGERSOLL-RAND COMPANY LTD           CL A       G4776G101     978     25,000   SH         SOLE               25,000
KELLOGG CO                            PUT       487836108  12,515    250,000   SH  PUT    SOLE              250,000
LENNAR CORP                          CL B       526057302  87,424  1,779,800   SH         SOLE            1,779,800
M D C HLDGS INC                       COM       552676108  14,765    258,800   SH         SOLE              258,800
MONSANTO CO NEW                       COM       61166W101  63,110  1,201,400   SH         SOLE            1,201,400
NORTHERN ORION RES INC                COM       665575106  10,551  2,900,000   SH         SOLE            2,900,000
OMI CORP NEW                          COM       Y6476W104   5,822    275,000   SH         SOLE              275,000
PLAINS EXPL & PRODTN CO               COM       726505100  22,871    481,200   SH         SOLE              481,200
ROCKWOOD HLDGS INC                    COM       774415103   6,714    265,800   SH         SOLE              265,800
ROYAL CARIBBEAN CRUISES LTD           COM       V7780T103  62,802  1,517,700   SH         SOLE            1,517,700
TSAKOS ENERGY NAVIGATION LTD          SHS       G9108L108  13,765    299,897   SH         SOLE              299,897
UTI WORLDWIDE INC                     ORD       G87210103  36,922  1,234,853   SH         SOLE            1,234,853
WALTER INDS INC                       COM       93317Q105   2,029     75,000   SH         SOLE               75,000
WEATHERFORD INTERNATIONAL LT          COM       G95089101   6,269    150,000   SH         SOLE              150,000
XTO ENERGY INC                        COM       98385X106  95,041  2,020,000   SH         SOLE            2,020,000

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